LEASES - Supplemental balance sheet information related to operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
LEASES
Operating lease right-of-use assets	$ 13,557	$ 13,278	$ 17,208
Operating lease liabilities, current	3,802	3,890
Operating lease liabilities, non-current	$ 8,712	$ 8,076
Weighted-average remaining lease term (in years)	4 years 5 months 19 days	4 years 2 months 23 days
Weighted-average discount rate	3.30%	1.67%